Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Long-Term Investments

	As of December 31,
	2022	2023
	RMB	RMB
Equity method investments	60,891	44,826
Equity securities with readily determinable fair values	12,622	16,528
Total	73,513	61,354